FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value of Financial Assets and Financial Liabilities

The following tables set forth the fair value of the Company’s financial assets and liabilities by level within the fair value hierarchy as of March 31, 2025 and December 31, 2024:

	At March 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Convertible Note Receivable	$—	$—	$260,000	$260,000
Total assets	$—	$—	$260,000	$260,000

Liabilities:
Junior Note Warrants	$—	$—	$1,315	$1,315
Indigo Capital Convertible Notes	—	—	2,056,744	2,056,744
Total liabilities	$—	$—	$2,058,059	$2,058,059

	At December 31, 2024
	Level 1	Level 2	Level 3	Total
Junior Note Warrants	$—	$—	$128,615	$128,615
Convertible note derivative liability (1)	$—	$—	$37,900	$37,900

(1)
Represents the August 2024 Convertible Note Derivative Liability, as defined and described in Note 8, Notes and Convertible Notes Payable. In March 2025, the remaining August 2024 Convertible Notes were purchased by Indigo Capital and subsequently extinguished. For additional information, see Note 8.

The following tables set forth the fair value of the Company’s financial liabilities by level within the fair value hierarchy as of December 31, 2024 and 2023:

	At December 31, 2024
	Level 1	Level 2	Level 3	Total
Junior Note Warrants	$—	$—	$128,615	$128,615
Convertible note derivative liability (1)	—	—	37,900	37,900

	At December 31, 2023
	Level 1	Level 2	Level 3	Total
Junior Note Warrants	$—	$—	$2,238,519	$2,238,519

(1) Represents the August 2024 Convertible Note Derivative Liability, as defined and described in Note 8, Notes and Convertible Notes Payable.

Schedule of Changes in Fair Value of Financial Assets

The following table sets forth a summary of the changes in fair value of the Company's Convertible Loan Receivable:

Three Months Ended March 31,
2025
Fair value, beginning balance	$—
Fair value at issuance	260,000
Change in fair value	—
Fair value, ending balance	$260,000

Convertible Notes Receivable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Aggregate Fair value of Warrants	The significant inputs to the calculation of the fair value of the Convertible Loan Receivable were as follows:

Three Months Ended March 31,
2025
Convertible Note Receivable
Stock price	£0.000035
Expected term (in years)	1.25
Expected volatility	157.7%
Risk-free interest rate	4.2%
Expected dividend yield	0.0%

Junior Note Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Changes in Fair Value of Financial Liabilities

The following table sets forth a summary of the changes in fair value of the Company's Junior Note Warrants issued in November 2023:

	Three Months Ended March 31,
	2025	2024
Fair value, beginning balance	$128,615	$2,238,519
Change in fair value	(127,300)	(3,311)
Fair value, ending balance	$1,315	$2,235,208

The following tables set forth a summary of the changes in fair value of the Company's Junior Note Warrants issued in November 2023:

Year Ended December 31,
2024
Fair value as of December 31, 2023	$2,238,519
Change in fair value	(2,109,904)
Fair value as of December 31, 2024	$128,615

Year Ended December 31,
2023
Fair value at issuance	$—
Recognition of Junior Note Warrants upon issuance	2,668,169
Change in fair value	(429,650)
Fair value as of December 31, 2023	$2,238,519

Schedule of Aggregate Fair value of Warrants	The significant inputs to the calculation of the fair value of the Junior Note Warrant liability were as follows:

	Three Months Ended March 31,
	2025	2024
Junior Note Warrants:
Stock price	$0.19	$0.14
Expected term (in years)	3.7 - 4.4	4.7
Expected volatility	62.4% - 65.2%	69.8%
Risk-free interest rate	3.9%	4.2%
Expected dividend yield	0.0%	0.0%

The aggregate fair value of the Junior Note Warrants was estimated using a Monte Carlo simulation based approach, a Level 3 valuation. The significant inputs to the calculation of the fair value of the Junior Note Warrant liability were as follows:

	Year Ended December 31,
	2024	2023
Common Stock Warrants:
Stock price	$0.03 - 0.67	$0.15 - 0.18
Expected term (in years)	3.9 - 4.9	4.9 - 5.0
Expected volatility	58.9% - 79.6%	66.3%
Risk-free interest rate	3.6% - 4.3%	3.8% - 4.1%
Expected dividend yield	0.0%	0.0%

Indigo Capital Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Changes in Fair Value of Financial Liabilities

The following table sets forth a summary of the changes in fair value of the Company's Indigo Capital Convertible Notes:

Three Months Ended March 31,
2025
Fair value, beginning balance	$—
Fair value at issuance	2,392,200
Fair value of debt converted	(306,459)
Change in fair value	(28,997)
Fair value, ending balance	$2,056,744

Schedule of Aggregate Fair value of Warrants	The significant inputs to the calculation of the fair value of the Indigo Capital Convertible Notes during the three months ended March 31, 2025 were as follows:

Three Months Ended March 31,
2025
Indigo Capital Convertible Notes:
Stock price	$0.19 - 0.26
Expected term (in years)	0.92 - 0.99
Expected volatility	257.3% - 268.7%
Risk-free interest rate	4.1%
Risk-adjusted discount rate	12.9%
Expected dividend yield	0.0%

August 2024 Convertible Note Derivative Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Changes in Fair Value of Financial Liabilities

The following table sets forth a summary of the changes in fair value of the Company's August 2024 Convertible Note Derivative Liability:

	Three Months Ended March 31,
	2025	2024
Fair value, beginning balance	$37,900	$—
Extinguishment of August 2024 Convertible Notes	(37,900)	—
Fair value, ending balance	$—	$—

The following table sets forth a summary of the changes in fair value of the Company's August 2024 Convertible Note Derivative Liability:

Fair value as of December 31, 2023	$—
Initial recognition at fair value	179,000
Change in fair value	(141,100)
Fair value as of December 31, 2024	$37,900

Schedule of Aggregate Fair value of Warrants

The aggregate fair value of the August 2024 Convertible Note Derivative Liability was estimated using a Monte Carlo simulation based approach, a Level 3 valuation. The significant inputs to the calculation of the fair value of the August 2024 Convertible Note Derivative Liability during the year ended December 31, 2024 were as follows:

Year Ended December 31, 2024
August 2024 Convertible Note Derivative Liability:
Stock price	$0.51 - $1.82
Expected term (in years)	0.35 - 0.46
Expected volatility	253.0% - 285.4%
Risk-free interest rate	4.6% - 5.0%
Expected dividend yield	0.0%